Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Other payables	$ 605,477	$ 986,945	$ 139,722
Salary payable	8,727	8,727	7,511
Marketing	10,000	10,000
Financed insurance premiums		62,531	69,337
Auditing fee	18,000	190,000	125,000
Warranty liability	10,491	15,103	27,545
Accrued commission	67,599	47,466	58,669
Accrued expenses, others	319,121	362,261	672,877
Total accrued liabilities and other payable	$ 1,039,415	$ 1,683,033	$ 1,100,661